Note 20 - Subsequent Events (Details)	3 Months Ended					0 Months Ended		0 Months Ended				0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended	2 Months Ended	6 Months Ended
	Mar. 31, 2012 USD ($)	Jun. 30, 2014	Mar. 04, 2014	Jan. 23, 2014 USD ($)	Dec. 31, 2013	Aug. 04, 2014 Common Stock [Member] Subsequent Event [Member] Percival [Member] EUR (€)	Mar. 26, 2014 Common Stock [Member] Subsequent Event [Member] USD ($)	Mar. 04, 2014 Subsequent Event [Member] MacDermid [Member] MacDermid Savings Plan [Member] USD ($)	Aug. 04, 2014 Subsequent Event [Member] Percival [Member] EUR (€)	Mar. 26, 2014 Subsequent Event [Member]	Mar. 04, 2014 Subsequent Event [Member] USD ($)	Mar. 04, 2014 MacDermid [Member] MacDermid Savings Plan [Member] USD ($)	Oct. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Oct. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Mar. 04, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member] USD ($)	Mar. 04, 2014 MacDermid [Member] USD ($)	Oct. 31, 2013 MacDermid [Member] USD ($)
Note 20 - Subsequent Events (Details) [Line Items]
Business Acquisition, Percentage of Ownership								3.00%					3.00%	3.00%	3.00%	97.00%
Payments to Acquire Businesses, Gross								$ 2,600,000	€ 285,000,000			$ 2,600,000					$ 2,600,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,670,386				1,670,386					1,670,386
Common Stock, Shares Issued Upon Conversion			1								1
Series A Preferred Stock Shares Issued Upon Conversion			1								1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)											$ 0.01
Class of Warrant or Right, Outstanding					48,742,662					4,573,602
Common Stock, Shares, Outstanding		137,290,980			103,571,941					119,969,706
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,524,534
Share Price (in Dollars per share)				$ 0.01			$ 11.50
Business Combination, Consideration Transferred (in Euro)	8,900,000								300,000,000							1,800,000,000		1,800,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable (in Euro)						€ 15,000,000